Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2026	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Large Capitalization Value Portfolio Class A
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016
Large Capitalization Value Portfolio Class C
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016
Large Capitalization Value Portfolio Class I
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016
Large Capitalization Growth Portfolio Class A
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016
Large Capitalization Growth Portfolio Class C
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016
Large Capitalization Growth Portfolio Class I
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016
Mid Capitalization Portfolio - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016
Mid Capitalization Portfolio - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016
Mid Capitalization Portfolio - Class I
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016
Small Capitalization Portfolio Class A
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016
Small Capitalization Portfolio Class C
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016
Small Capitalization Portfolio Class I
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016
International Equity Portfolio Class A
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2025	8/31/2026	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016
International Equity Portfolio Class C
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016
International Equity Portfolio Class I
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016
Health & Biotechnology Portfolio Class A
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016
Health & Biotechnology Porfolio Class C
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016
Health & Biotechnology Portfolio Class I
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016
Technology & Communications Portfolio Class A
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016
Technology & Communications Portfolio Class C
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016
Technology & Communications Portfolio Class I
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016
Investment Quality Bond Portfolio Class A
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016
Investment Quality Bond Portfolio Class C
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016
Investment Quality Bond Portfolio Class I
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016
Aggressive Balanced Allocation Portfolio Class A
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Aggressive Balanced Allocation Portfolio Class C
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Aggressive Balanced Allocation Portfolio Class I
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Conservative Balanced Allocation Portfolio Class A
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Conservative Balanced Allocation Portfolio Class C
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Conservative Balanced Allocation Portfolio Class I
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Moderate Balanced Allocation Portfolio Class A
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Moderate Balanced Allocation Portfolio Class C
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Moderate Balanced Allocation Portfolio Class I
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Moderately Aggressive Balanced Allocation Portfolio Class A
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Moderately Aggressive Balanced Allocation Portfolio Class C
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Moderately Aggressive Balanced Allocation Portfolio Class I
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Moderately Conservative Balanced Allocation Portfolio Class A
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Moderately Conservative Balanced Allocation Portfolio Class C
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Moderately Conservative Balanced Allocation Portfolio Class I
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Saratoga Large Capitalization Value Fund Class A [Member]
Account Value [Line Items]
Accumulated Value	$ 24,168	$ 23,816	$ 20,634	$ 19,358	$ 16,158	$ 17,446	$ 13,555	$ 12,606	$ 8,984	$ 10,943	$ 10,110
Saratoga Large Capitalization Value Fund Class A S And Ps 500 [Member]
Account Value [Line Items]
Accumulated Value	41,793	36,940	31,337	25,066	19,848	24,238	18,832	15,906	12,097	12,651	10,384
Saratoga Large Capitalization Value Fund Class A Morningstar Large Values [Member]
Account Value [Line Items]
Accumulated Value	29,243	25,112	21,844	19,135	17,118	18,213	14,445	14,069	11,256	12,316	10,610
Saratoga Large Capitalization Value Fund Class C [Member]
Account Value [Line Items]
Accumulated Value	24,139	23,875	20,813	19,652	16,501	17,923	14,010	13,110	9,396	11,516	10,702
Saratoga Large Capitalization Value Fund Class C Sandp 500 [Member]
Account Value [Line Items]
Accumulated Value	41,793	36,940	31,337	25,066	19,848	24,238	18,832	15,906	12,097	12,651	10,384
Saratoga Large Capitalization Value Fund Class C Morningstar Large Value [Member]
Account Value [Line Items]
Accumulated Value	29,243	25,112	21,844	19,135	17,118	18,213	14,445	14,069	11,256	12,316	10,610
Saratoga Large Capitalization Value Fund Class I [Member]
Account Value [Line Items]
Accumulated Value	26,708	26,236	22,642	21,162	17,594	18,921	14,643	13,557	9,625	11,674	10,743
Saratoga Large Capitalization Value Fund Class I S And P 500 [Member]
Account Value [Line Items]
Accumulated Value	41,793	36,940	31,337	25,066	19,848	24,238	18,832	15,906	12,097	12,651	10,384
Saratoga Large Capitalization Value Fund Class I Morningstar Large Value [Member]
Account Value [Line Items]
Accumulated Value	29,243	25,112	21,844	19,135	17,118	18,213	14,445	14,069	11,256	12,316	10,610
Saratoga Large Capitalization Growth Fund Class A [Member]
Account Value [Line Items]
Accumulated Value	44,282	43,046	35,224	25,077	18,158	25,572	19,415	15,143	12,020	12,129	9,341
Saratoga Large Capitalization Growth Fund Class A S And P 500 [Member]
Account Value [Line Items]
Accumulated Value	41,793	36,940	31,337	25,066	19,848	24,238	18,832	15,906	12,097	12,651	10,384
Saratoga Large Capitalization Growth Fund Class A Morningstar Large Growth [Member]
Account Value [Line Items]
Accumulated Value	41,195	37,817	32,654	25,479	18,738	26,846	22,281	16,526	12,547	12,826	10,033
Saratoga Large Capitalization Growth Fund Class C [Member]
Account Value [Line Items]
Accumulated Value	44,160	43,083	35,540	25,485	18,556	26,287	20,065	15,750	12,572	12,775	9,897
Saratoga Large Capitalization Growth Fund Class C S And P 500 [Member]
Account Value [Line Items]
Accumulated Value	41,793	36,940	31,337	25,066	19,848	24,238	18,832	15,906	12,097	12,651	10,384
Saratoga Large Capitalization Growth Fund Class C Morningstar Large Growth [Member]
Account Value [Line Items]
Accumulated Value	41,195	37,817	32,654	25,479	18,738	26,846	22,281	16,526	12,547	12,826	10,033
Saratoga Large Capitalization Growth Fund Class I [Member]
Account Value [Line Items]
Accumulated Value	48,885	47,394	38,630	27,399	19,753	27,717	20,957	16,284	12,870	12,939	9,926
Saratoga Large Capitalization Growth Fund Class I S And P 500 [Member]
Account Value [Line Items]
Accumulated Value	41,793	36,940	31,337	25,066	19,848	24,238	18,832	15,906	12,097	12,651	10,384
Saratoga Large Capitalization Growth Fund Class I Morningstar Large Growth [Member]
Account Value [Line Items]
Accumulated Value	41,195	37,817	32,654	25,479	18,738	26,846	22,281	16,526	12,547	12,826	10,033
Saratoga Mid Capitalization Fund Class A [Member]
Account Value [Line Items]
Accumulated Value	22,771	20,171	18,360	15,634	13,535	15,363	12,817	11,681	8,990	10,839	9,598
Saratoga Mid Capitalization Fund Class A S And P 500 [Member]
Account Value [Line Items]
Accumulated Value	41,793	36,940	31,337	25,066	19,848	24,238	18,832	15,906	12,097	12,651	10,384
Saratoga Mid Capitalization Fund Class A Morningstar Mid Blend [Member]
Account Value [Line Items]
Accumulated Value	26,884	23,417	21,495	18,814	16,231	18,904	15,299	13,636	10,833	12,218	10,545
Saratoga Mid Capitalization Fund Class C [Member]
Account Value [Line Items]
Accumulated Value	22,779	20,287	18,536	15,884	13,831	15,809	13,254	12,148	9,413	11,418	10,172
Saratoga Mid Capitalization Fund Class C S And P 500 [Member]
Account Value [Line Items]
Accumulated Value	41,793	36,940	31,337	25,066	19,848	24,238	18,832	15,906	12,097	12,651	10,384
Saratoga Mid Capitalization Fund Class C Morningstar Mid Blend [Member]
Account Value [Line Items]
Accumulated Value	26,884	23,417	21,495	18,814	16,231	18,904	15,299	13,636	10,833	12,218	10,545
Saratoga Mid Capitalization Fund Class I [Member]
Account Value [Line Items]
Accumulated Value	25,154	22,223	20,153	17,100	14,735	16,669	13,842	12,559	9,632	11,566	10,207
Saratoga Mid Capitalization Fund Class I S And P 500 [Member]
Account Value [Line Items]
Accumulated Value	41,793	36,940	31,337	25,066	19,848	24,238	18,832	15,906	12,097	12,651	10,384
Saratoga Mid Capitalization Fund Class I Morningstar Mid Blend [Member]
Account Value [Line Items]
Accumulated Value	26,884	23,417	21,495	18,814	16,231	18,904	15,299	13,636	10,833	12,218	10,545
Saratoga Small Capitalization Fund Class A [Member]
Account Value [Line Items]
Accumulated Value	24,756	21,054	19,877	17,990	15,681	19,068	15,386	12,267	9,964	11,963	10,383
Saratoga Small Capitalization Fund Class A S And P 500 [Member]
Account Value [Line Items]
Accumulated Value	41,793	36,940	31,337	25,066	19,848	24,238	18,832	15,906	12,097	12,651	10,384
Saratoga Small Capitalization Fund Class A Morningstar Small Blend [Member]
Account Value [Line Items]
Accumulated Value	25,035	21,188	19,677	17,758	15,306	18,298	14,775	13,348	10,808	12,384	11,018
Saratoga Small Capitalization Fund Class C [Member]
Account Value [Line Items]
Accumulated Value	24,680	20,978	20,141	18,373	16,008	19,610	15,942	12,764	10,457	12,599	11,011
Saratoga Small Capitalization Fund Class C Member S And P 500 [Member]
Account Value [Line Items]
Accumulated Value	41,793	36,940	31,337	25,066	19,848	24,238	18,832	15,906	12,097	12,651	10,384
Saratoga Small Capitalization Fund Class C Member Morningstar Small Blend [Member]
Account Value [Line Items]
Accumulated Value	25,035	21,188	19,677	17,758	15,306	18,298	14,775	13,348	10,808	12,384	11,018
Saratoga Small Capitalization Fund Class I [Member]
Account Value [Line Items]
Accumulated Value	27,264	23,114	21,723	19,596	17,016	20,613	16,555	13,204	10,674	12,754	11,035
Saratoga Small Capitalization Fund Class I S And P 500 [Member]
Account Value [Line Items]
Accumulated Value	41,793	36,940	31,337	25,066	19,848	18,832	15,906	12,097	12,651	14,239	10,384
Saratoga Small Capitalization Fund Class I Morningstar Small Blend [Member]
Account Value [Line Items]
Accumulated Value	25,035	21,188	19,677	17,758	15,306	18,298	14,775	13,348	10,808	12,384	11,018
Saratoga International Equity Fund Class A [Member]
Account Value [Line Items]
Accumulated Value	18,895	15,516	11,813	11,261	9,859	12,667	10,654	10,104	8,463	11,164	9,446
Saratoga International Equity Fund Class A M S C I A W Ex U S A [Member]
Account Value [Line Items]
Accumulated Value	25,101	21,452	16,204	15,355	13,281	15,811	14,663	13,252	10,906	12,711	9,993
Saratoga International Equity Fund Class C [Member]
Account Value [Line Items]
Accumulated Value	18,887	15,570	11,922	11,438	10,066	13,004	11,012	10,506	8,847	11,753	10,012
Saratoga International Equity Fund Class C M S C I A W Ex U S A [Member]
Account Value [Line Items]
Accumulated Value	25,101	21,452	16,204	15,355	13,281	15,811	14,663	13,252	10,906	12,711	9,993
Saratoga International Equity Fund Class I [Member]
Account Value [Line Items]
Accumulated Value	20,866	17,080	12,951	12,304	10,719	13,716	11,494	10,856	9,065	11,912	10,042
Saratoga International Equity Fund Class I M S C I A W Ex U S A [Member]
Account Value [Line Items]
Accumulated Value	25,101	21,452	16,204	15,355	13,281	15,811	14,663	13,252	10,906	12,711	9,993
Saratoga Health Biotechnology Fund Class A [Member]
Account Value [Line Items]
Accumulated Value	17,656	15,899	13,533	13,497	13,546	13,277	11,378	10,980	9,450	9,998	8,927
Saratoga Health Biotechnology Fund Class A S And P 500 [Member]
Account Value [Line Items]
Accumulated Value	41,793	36,940	31,337	25,066	19,848	24,238	18,832	15,906	12,097	12,651	10,384
Saratoga Health Biotechnology Fund Class A Morningstar Health [Member]
Account Value [Line Items]
Accumulated Value	25,130	21,619	17,943	17,759	17,148	20,384	19,124	14,978	11,878	11,919	9,586
Saratoga Health Biotechnology Fund Class C [Member]
Account Value [Line Items]
Accumulated Value	17,638	15,956	13,667	13,709	13,839	13,646	11,764	11,418	9,891	10,521	9,457
Saratoga Health Biotechnology Fund Class C Member S And P 500 [Member]
Account Value [Line Items]
Accumulated Value	41,793	36,940	31,337	25,066	19,848	24,238	18,832	15,906	12,097	12,651	10,384
Saratoga Health Biotechnology Fund Class C Member Morningstar Health [Member]
Account Value [Line Items]
Accumulated Value	25,130	21,619	17,943	17,759	17,148	20,384	19,124	14,978	11,878	11,919	9,586
Saratoga Health Biotechnology Fund Class I [Member]
Account Value [Line Items]
Accumulated Value	19,496	17,511	14,847	14,742	14,737	14,387	12,280	11,805	10,123	10,659	9,486
Saratoga Health Biotechnology Fund Class I S And P 500 [Member]
Account Value [Line Items]
Accumulated Value	41,793	36,940	31,337	25,066	19,848	24,238	18,832	15,906	12,097	12,651	10,384
Saratoga Health Biotechnology Fund Class I Morningstar Health [Member]
Account Value [Line Items]
Accumulated Value	25,130	21,619	17,943	17,759	17,148	20,384	19,124	14,978	11,878	11,919	9,586
Saratoga Technology Communications Fund Class A [Member]
Account Value [Line Items]
Accumulated Value	37,211	34,132	29,383	24,467	16,875	24,739	21,267	16,766	12,663	12,660	9,908
Saratoga Technology Communications Fund Class A S And P 500 [Member]
Account Value [Line Items]
Accumulated Value	41,793	36,940	31,337	25,066	19,848	24,238	18,832	15,906	12,097	12,651	10,384
Saratoga Technology Communications Fund Class C [Member]
Account Value [Line Items]
Accumulated Value	37,236	34,281	29,676	24,883	17,250	25,421	21,989	17,442	13,252	13,326	10,498
Saratoga Technology Communications Fund Class C S And P 500 [Member]
Account Value [Line Items]
Accumulated Value	41,793	36,940	31,337	25,066	19,848	24,238	18,832	15,906	12,097	12,651	10,384
Saratoga Technology Communications Fund Class I [Member]
Account Value [Line Items]
Accumulated Value	41,107	37,612	32,248	26,751	18,367	26,808	22,960	18,027	13,564	13,503	10,531
Saratoga Technology Communications Fund Class I S And P 500 [Member]
Account Value [Line Items]
Accumulated Value	41,793	36,940	31,337	25,066	19,848	24,238	18,832	15,906	12,097	12,651	10,384
Saratoga Investment Quality Bond Fund Class A [Member]
Account Value [Line Items]
Accumulated Value	9,996	10,205	9,628	9,591	9,358	9,629	9,832	9,560	9,248	9,336	9,307
Saratoga Investment Quality Bond Fund Class A Bloomberg U S Agg Bond [Member]
Account Value [Line Items]
Accumulated Value	11,492	11,527	10,743	10,610	10,055	11,559	11,740	10,920	10,044	10,042	9,699
Saratoga Investment Quality Bond Fund Class C [Member]
Account Value [Line Items]
Accumulated Value	10,039	10,334	9,787	9,817	9,639	9,993	10,269	10,033	9,757	9,881	9,879
Saratoga Investment Quality Bond Fund Class C Bloomberg U S Agg Bond [Member]
Account Value [Line Items]
Accumulated Value	11,492	11,527	10,743	10,610	10,055	11,559	11,740	10,920	10,044	10,042	9,699
Saratoga Investment Quality Bond Fund Class I [Member]
Account Value [Line Items]
Accumulated Value	11,005	11,218	10,533	10,452	10,157	10,419	10,602	10,257	9,878	9,948	9,882
Saratoga Investment Quality Bond Fund Class I Bloomberg U S Agg Bond [Member]
Account Value [Line Items]
Accumulated Value	11,492	11,527	10,743	10,610	10,055	11,559	11,740	10,920	10,044	$ 10,042	$ 9,699
Saratoga Aggressive Balanced Allocation Fund Class A [Member]
Account Value [Line Items]
Accumulated Value	17,084	16,144	14,330	12,772	11,115	12,543	11,266	10,303	8,708
Saratoga Aggressive Balanced Allocation Fund Class A Morningstar Mod Aggressive Target Risk [Member]
Account Value [Line Items]
Accumulated Value	21,016	18,801	15,873	14,344	12,368	14,634	12,832	11,305	9,195
Saratoga Aggressive Balanced Allocation Fund Class C [Member]
Account Value [Line Items]
Accumulated Value	17,644	16,761	14,993	13,459	11,804	13,450	11,830	10,904	9,239
Saratoga Aggressive Balanced Allocation Fund Class C Morningstar Mod Aggressive Target Risk [Member]
Account Value [Line Items]
Accumulated Value	21,016	18,801	15,873	14,344	12,368	14,634	12,832	11,305	9,195
Saratoga Aggressive Balanced Allocation Fund Class I [Member]
Account Value [Line Items]
Accumulated Value	18,954	17,891	15,841	14,082	12,228	13,792	12,010	10,965	9,239
Saratoga Aggressive Balanced Allocation Fund Class I Morningstar Mod Aggressive Target Risk [Member]
Account Value [Line Items]
Accumulated Value	21,016	18,801	15,873	14,344	12,368	14,634	12,832	11,305	9,195
Saratoga Conservative Balanced Allocation Fund Class A [Member]
Account Value [Line Items]
Accumulated Value	14,809	14,450	13,054	12,041	10,986	12,060	10,955	10,218	8,988
Saratoga Conservative Balanced Allocation Fund Class A Morningstar Mod Conservative Target Risk [Member]
Account Value [Line Items]
Accumulated Value	16,060	15,178	13,448	12,639	11,397	13,230	12,438	11,119	9,648
Saratoga Conservative Balanced Allocation Fund Class C [Member]
Account Value [Line Items]
Accumulated Value	14,901	14,610	13,303	12,366	11,363	12,573	11,498	10,817	9,526
Saratoga Conservative Balanced Allocation Fund Class C Morningstar Mod Conservative Target Risk [Member]
Account Value [Line Items]
Accumulated Value	16,060	15,178	13,448	12,639	11,397	13,230	12,438	11,119	9,648
Saratoga Conservative Balanced Allocation Fund Class I [Member]
Account Value [Line Items]
Accumulated Value	16,022	15,605	14,071	12,936	11,775	12,906	11,685	10,874	9,532
Saratoga Conservative Balanced Allocation Fund Class I Morningstar Mod Conservative Target Risk [Member]
Account Value [Line Items]
Accumulated Value	16,060	15,178	13,448	12,639	11,397	13,230	12,438	11,119	9,648
Saratoga Moderate Balanced Allocation Fund Class A [Member]
Account Value [Line Items]
Accumulated Value	16,864	16,194	14,465	13,025	11,522	12,891	11,390	10,393	8,885
Saratoga Moderate Balanced Allocation Fund Class A Morningstar Mod Target Risk [Member]
Account Value [Line Items]
Accumulated Value	18,405	16,895	14,571	13,459	11,887	13,948	12,658	11,219	9,426
Saratoga Moderate Balanced Allocation Fund Class C [Member]
Account Value [Line Items]
Accumulated Value	16,932	16,340	14,706	13,350	11,897	13,405	11,937	10,971	9,427
Saratoga Moderate Balanced Allocation Fund Class C Morningstar Mod Target Risk [Member]
Account Value [Line Items]
Accumulated Value	18,405	16,895	14,571	13,459	11,887	13,948	12,658	11,219	9,426
Saratoga Moderate Balanced Allocation Fund Class I [Member]
Account Value [Line Items]
Accumulated Value	18,196	17,434	15,541	13,955	12,320	13,745	12,117	11,031	9,427
Saratoga Moderate Balanced Allocation Fund Class I Morningstar Mod Target Risk [Member]
Account Value [Line Items]
Accumulated Value	18,405	16,895	14,571	13,459	11,887	13,948	12,658	11,219	9,426
Saratoga Moderately Aggressive Balanced Allocation Fund Class A [Member]
Account Value [Line Items]
Accumulated Value	16,834	16,056	14,303	12,856	11,340	12,704	11,166	10,234	8,691
Saratoga Moderately Aggressive Balanced Allocation Fund Class A Morningstar Mod Target Risk [Member]
Account Value [Line Items]
Accumulated Value	18,405	16,895	14,571	13,459	11,887	13,948	12,658	11,219	9,426
Saratoga Moderately Aggressive Balanced Allocation Fund Class C [Member]
Account Value [Line Items]
Accumulated Value	16,903	16,205	14,549	13,173	11,703	13,215	11,711	10,818	9,221
Saratoga Moderately Aggressive Balanced Allocation Fund Class C Morningstar Mod Target Risk [Member]
Account Value [Line Items]
Accumulated Value	18,405	16,895	14,571	13,459	11,887	13,948	12,658	11,219	9,426
Saratoga Moderately Aggressive Balanced Allocation Fund Class I [Member]
Account Value [Line Items]
Accumulated Value	18,167	17,291	15,366	13,776	12,122	13,550	11,886	10,869	9,221
Saratoga Moderately Aggressive Balanced Allocation Fund Class I Morningstar Mod Target Risk [Member]
Account Value [Line Items]
Accumulated Value	18,405	16,895	14,571	13,459	11,887	13,948	12,658	11,219	9,426
Saratoga Moderately Conservative Balanced Allocation Fund Class A [Member]
Account Value [Line Items]
Accumulated Value	16,360	15,717	14,034	12,640	11,204	12,422	11,117	10,178	8,729
Saratoga Moderately Conservative Balanced Allocation Fund Class A Morningstar Mod Target Risk [Member]
Account Value [Line Items]
Accumulated Value	18,344	16,839	14,523	13,414	11,848	13,902	12,616	11,182	9,395
Saratoga Moderately Conservative Balanced Allocation Fund Class C [Member]
Account Value [Line Items]
Accumulated Value	16,151	15,610	14,088	12,821	11,471	12,841	11,611	10,748	9,261
Saratoga Moderately Conservative Balanced Allocation Fund Class C Morningstar Mod Target Risk [Member]
Account Value [Line Items]
Accumulated Value	18,344	16,839	14,523	13,414	11,848	13,902	12,616	11,182	9,395
Saratoga Moderately Conservative Balanced Allocation Fund Class I [Member]
Account Value [Line Items]
Accumulated Value	17,361	16,679	14,893	13,414	11,890	13,183	11,795	10,799	9,261
Saratoga Moderately Conservative Balanced Allocation Fund Class I Morningstar Mod Target Risk [Member]
Account Value [Line Items]
Accumulated Value	$ 18,344	$ 16,839	$ 14,523	$ 13,414	$ 11,848	$ 13,902	$ 12,616	$ 11,182	$ 9,395